Stock-Based Compensation	3 Months Ended	12 Months Ended
	May 04, 2013	Feb. 02, 2013
Stock-Based Compensation

NOTE 10—STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with applicable guidance, which requires the Company to estimate the value of securities issued based upon an option-pricing model and recognize this estimated value as compensation expense over the vesting periods.

Team Resto Ownership Plan

Home Holdings established the Team Resto Ownership Plan in fiscal 2009. Awards under the Team Resto Ownership Plan were granted by the Home Holdings and were made up of the following:

•	Time-based units—time-based units vested in annual installments, generally over a five-year graded vesting period.

•

Performance-based units—performance-based units vested based on a return on equity investment to the Company’s investors between either two times and three times such investment or three times and five times such investment.

All stock-based compensation expense associated with the grants of units by Home Holdings to the Company’s directors, executive officers and employees was recorded by the Company.

On November 7, 2012, the Company completed its initial public offering and at the time of the initial public offering, outstanding units under the Team Resto Ownership Plan were replaced with common stock of the Company.

The Company did not record any stock-based compensation expense for these time-based units in the three months ended May 4, 2013. The Company recorded stock-based compensation expense for time-based units of $0.4 million in the three months ended April 28, 2012, which is included in selling, general and administrative expenses on the condensed consolidated statements of operations. No stock-based compensation cost has been capitalized in the accompanying condensed consolidated financial statements.

The Company recognizes expense associated with performance-based units when it becomes probable that the performance condition will be met. Once it becomes probable that a participant will vest, the Company recognizes compensation expense equal to the number of shares which have vested multiplied by the fair value of the related shares measured at the grant date. No expense was recorded in either the three months ended May 4, 2013 or April 28, 2012 related to these performance-based units.

2012 Equity Replacement Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Equity Replacement Plan (the “Replacement Plan”), and outstanding units under the Team Resto Ownership Plan were replaced with vested and unvested shares of common stock under the Replacement Plan, in some cases subject to selling restrictions.

A portion of the shares issued under the Replacement Plan are unvested restricted shares issued to Carlos Alberini, the Company’s Chief Executive Officer, and Gary Friedman, who serves as the Company’s Creator and Curator, in replacement of certain of their performance-based units granted under the Team Resto Ownership Plan. With respect to the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the price of the Company’s common stock reaches a 10-day average closing price per share of $31.00 for at least 10 consecutive trading days, and such shares shall fully vest when the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days (with proportional vesting in between). In addition, with respect to the 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the 10-day average closing price of the Company’s common stock exceeds the initial public offering price of $24.00 per share for at least 10 consecutive trading days, and such shares fully vest when the 10-day average closing price of the Company’s common stock reaches a price per share of $31.00 for at least 10 consecutive trading days (with proportional vesting in between) during the period.

In connection with Mr. Friedman’s resignation and new role as the Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met in accordance with ASC Topic 718.

During the three months ended May 4, 2013, 140,457 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company recorded a non-cash compensation charge of $3.4 million related to these awards in the three months ended May 4, 2013 which is included in selling, general and administrative expenses on the condensed consolidated statements of operations.

In May 2013, the remaining 748,159 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective described above. The Company will record a non-cash compensation charge of $26.5 million related to these awards in the second quarter of fiscal 2013. No additional compensation expense will be recorded in future periods related to these awards.

2012 Stock Option Plan and 2012 Stock Incentive Plan

As of May 4, 2013, 8,246,577 options were outstanding with a weighted-average exercise price of $41.34 per share and 8,093,077 options were vested with a weighted-average exercise price of $41.48 per share.

The aggregate intrinsic value of options outstanding, options vested or expected to vest, and options exercisable as of May 4, 2013 was $24.9 million, $24.9 million, and $24.1 million, respectively. Stock options exercisable as of May 4, 2013 had a weighted-average remaining contractual life of 9.50 years.

As of May 4, 2013, the total unrecognized compensation expense related to unvested options was $1.2 million, which is expected to be recognized on a straight-line basis over a weighted-average period of 3.76 years.

As of May 4, 2013, the Company had 41,713 unvested restricted stock unit awards with a weighted-average grant date fair value of $36.69 per share. No restricted stock unit awards vested during the three months ended May 4, 2013. As of May 4, 2013, there was $1.1 million of total unrecognized compensation expense related to unvested restricted stock unit awards which is expected to be recognized over a weighted-average period of 3.06 years.

The Company recorded stock-based compensation expense of $0.2 million in the three months ended May 4, 2013 with respect to grants of stock options and restricted stock unit awards, which is included in selling, general and administrative expenses on the condensed consolidated statements of operations. No stock-based compensation cost has been capitalized in the accompanying condensed consolidated financial statements.

NOTE 12—STOCK-BASED COMPENSATION

The Company accounts for stock-based compensation in accordance with applicable guidance, which requires the Company to estimate the value of securities issued based upon an option-pricing model and recognize this estimated value as compensation expense over the vesting periods.

Team Resto Ownership Plan

Home Holdings established the Team Resto Ownership Plan in fiscal 2009. Awards under the Team Resto Ownership Plan were granted by the Home Holdings and were made up of the following:

•	Time-based units—time-based units vested in annual installments, generally over a five-year graded vesting period.

•

Performance-based units—performance-based units vested based on a return on equity investment to the Company’s investors between either two times and three times such investment or three times and five times such investment.

All stock-based compensation expense associated with the grants of units by Home Holdings to the Company’s directors, executive officers and employees was recorded by the Company.

On November 7, 2012, the Company completed its initial public offering and at the time of the initial public offering, outstanding units under the Team Resto Ownership Plan, were replaced with common stock of the Company.

Team Resto Ownership Plan – Time-Based Units

The following table presents the time-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Contractual Life (In Years)
Outstanding—January 29, 2011	9,801,071	0.61	8.35
Granted	1,626,000	1.28	10.00
Cancelled	(570,426)	0.58	9.53
Forfeited	(567,925)	1.18	9.78

Outstanding—January 28, 2012	10,288,720	0.69	7.43
Granted	—	—	—
Cancelled	(33,000)	0.62	9.36
Forfeited	(253,750)	1.24	9.68
Replaced with common stock	(10,001,970)	0.67	6.65

Outstanding—February 2, 2013	—	—	—

The fair value of each time-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.19%
Dividend yield	—

As of February 2, 2013, all compensation expense related to time-based units was recorded by the Company. No stock-based compensation cost had been capitalized in the accompanying consolidated financial statements.

The Company recorded stock-based compensation expense for time-based units of $1.1 million, $1.6 million, and $1.1 million in fiscal 2012, fiscal 2011, and fiscal 2010, respectively, which is included in selling, general and administrative expenses on the consolidated statements of operations.

Team Resto Ownership Plan – Performance-Based Units

The following table presents the performance-based unit activity in fiscal 2011 and fiscal 2012:

	Number Of Units	Weighted- Average Grant Date Fair Value
Outstanding—January 29, 2011	9,422,384	0.25
Granted	1,069,000	0.48
Cancelled	(762,609)	0.35
Forfeited	(607,000)	0.11

Outstanding—January 28, 2012	9,121,775	0.28
Granted	—	—
Forfeited	(45,000)	0.64
Replaced with common stock	(9,076,775)	0.28

Outstanding—February 2, 2013	—	—

The fair value of each performance-based unit granted in fiscal 2011 was estimated on the date of grant using a Monte Carlo method with the following weighted-average assumptions:

Expected volatility	56%
Expected life (years)	0.8
Risk-free interest rate	0.21%
Dividend yield	—

The Company recognizes expense associated with the units when it becomes probable that the performance condition will be met. Once it becomes probable that a participant will vest, the Company recognizes compensation expense equal to the number of shares which have vested multiplied by the fair value of the related shares measured at the grant date. In connection with its initial public offering, the Company recorded $0.8 million related to the vested performance-based units, which is included in selling, general and administrative expenses on the consolidated statements of operations.

2012 Equity Replacement Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Equity Replacement Plan (the “Replacement Plan”), and outstanding units under the Team Resto Ownership Plan were replaced with vested and unvested shares of common stock under the Replacement Plan, in some cases subject to selling restrictions.

A portion of the shares issued under the Replacement Plan, which are fully vested, are subject to resale restrictions whereby the holder may not sell the shares until the earlier of 20 years after the initial public offering, or: (i) with respect to 818,209 of these shares, such resale restrictions will lapse over time in accordance with the dates set forth in the applicable award agreement, and (ii) with respect to 1,523,041 of these shares, such resale restrictions will lapse on the date after the initial public offering on which the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days.

The Company recorded a non-cash compensation charge at the Reorganization of $39.1 million related to the awards granted under the Replacement Plan which is included in selling, general and administrative expenses on the consolidated statements of operations.

A portion of the shares issued under the Replacement Plan are unvested restricted shares issued to Carlos Alberini, the Company’s Chief Executive Officer, and Gary Friedman, who serves as the Company’s Creator and Curator, in replacement of certain of their performance-based units granted under the Team Resto Ownership Plan. With respect to the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares begin to vest during the 36-month period following the initial public offering when the price of the Company’s common stock reaches a 10-day average closing price per share of $31.00 for at least 10 consecutive trading days, and such shares shall fully vest when the price of the Company’s common stock reaches a 10-day average closing price per share of $46.50 for at least 10 consecutive trading days (with proportional vesting in between). In addition, with respect to the 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units, such shares shall begin to vest during the 36-month period following the initial public offering when the 10-day average closing price of the Company’s common stock exceeds the initial public offering price of $24.00 per share for at least 10 consecutive trading days, and such shares shall fully vest when the 10-day average closing price of the Company’s common stock reaches a price per share of $31.00 for at least 10 consecutive trading days (with proportional vesting in between) during the period.

In connection with Mr. Friedman’s resignation and new role as the Creator and Curator, 1,185,511 shares of unvested stock he received in replacement of certain performance-based units will be marked to market every period until the required vesting criteria are met in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 718.

During the fourth quarter of fiscal 2012, all 512,580 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units met the performance objective of $31.00 per share for at least 10 consecutive trading days. The Company recorded a non-cash compensation charge of approximately $12.5 million related to these awards in fiscal 2012 which is included in selling, general and administrative expenses on the consolidated statements of operations. During the fourth quarter of fiscal 2012, 442,932 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company recorded a non-cash compensation charge of approximately $10.6 million related to these awards in fiscal 2012 which is included in selling, general and administrative expenses on the consolidated statements of operations. Unrecognized compensation for units that have not yet met the performance objectives as of February 2, 2013 was $16.4 million.

Subsequent to February 2, 2013, and through April 16, 2013, 140,457 shares of the 1,331,548 shares received by Mr. Alberini and Mr. Friedman in replacement of certain of their performance-based units had vested in accordance with the performance objective as described above. The Company will record a non-cash compensation charge of approximately $3.4 million related to these awards in the first quarter of fiscal 2013 through April 16, 2013. Additionally, the unvested portion will continue to vest based upon stock price performance in future periods as described above.

Aside from the awards described above, no other awards will be granted under the Replacement Plan.

2012 Stock Option Plan and 2012 Stock Incentive Plan

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Stock Option Plan (the “Option Plan”), pursuant to which 6,829,041 fully vested options were granted in connection with the Reorganization to certain of the Company’s employees and advisors, including Mr. Alberini and Mr. Friedman. The options granted under this plan were fully vested upon the completion of the initial public offering and are subject to resale restrictions whereby the holder may not sell the shares for a period of 20 years after the initial public offering, except as follows: (i) with respect to 875,389 of these shares with an exercise price of $29.00 per share, such resale restrictions will lapse over time in accordance with the dates set forth in the applicable award agreement, and (ii) with respect to 5,953,652 shares with an exercise price of $46.50 per share, such resale restrictions will lapse on dates after the initial public offering on which the 10-day average closing price per share of the Company’s common stock reaches specified levels ranging from $50.75 to $111.25 for at least 10 consecutive trading days. Aside from these options granted in connection with the Reorganization, no other awards will be granted under the Option Plan.

In connection with the Reorganization, the Board of Directors adopted the Restoration Hardware 2012 Stock Incentive Plan (the “Stock Incentive Plan”). The Stock Incentive Plan provides for the grant of incentive stock options to the Company’s employees, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units, dividend equivalent rights, cash-based awards and any combination thereof to the Company’s employees, directors and consultants and the Company’s parent and subsidiary corporations’ employees, directors and consultants. In connection with the Reorganization, the Board of Directors granted options to purchase 1,264,036 shares of the Company’s common stock to employees of the Company under the Stock Incentive Plan, which options were fully vested upon the completion of the initial public offering, with a weighted-average exercise price equal to $26.50 per share.

In addition, in connection with the Reorganization, the Board of Directors granted an aggregate of 40,623 restricted stock units to certain of the Company’s directors under the Stock Incentive Plan. Such restricted stock units vested in full on January 31, 2013.

In connection with the grants under the Option Plan and the Stock Incentive Plan, the Company recorded a non-cash compensation charge at the Reorganization of $52.0 million related to these awards which is included in selling, general and administrative expenses on the consolidated statements of operations.

As of February 2, 2013, the total number of shares issuable under the Option Plan and Stock Incentive Plan was 11,900,671. Awards under the plans reduce the number of shares available for future issuance. Cancellations and forfeitures of shares previously granted increase the number of shares available for future issuance. The number of shares available for future issuance under the Stock Incentive Plan as of February 2, 2013 was 3,700,471. There are no more shares available for issuance under the Option Plan.

A summary of stock option activity under the Option Plan and the Stock Incentive Plan for fiscal 2012 is as follows:

	Options	Weighted-Average Exercise Price
Outstanding—January 28, 2012	—	$—
Granted	8,159,577	41.41
Exercised	—	—
Forfeited	—	—

Outstanding—February 2, 2013	8,159,577	$41.41

A summary of additional information about stock options in fiscal 2012 is as follows:

Weighted-average fair value per share of stock options granted	$6.34
Aggregate intrinsic value of stock options exercised (in thousands)	$—
Fair value of stock options vested (in thousands)	$51,063

Information about stock options outstanding, vested or expected to vest, and exercisable as of February 2, 2013 is as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted- Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number of Options	Weighted- Average Exercise Price
$24.00 - $29.00	2,139,425	9.74	$27.52	2,139,425	$27.52
$30.00 - $33.00	66,500	9.89	32.38	—	—
$46.50	5,953,652	9.74	46.50	5,953,652	46.50

Total	8,159,577	9.74	$41.41	8,093,077	$41.48

Vested or expected to vest as of February 2, 2013	8,159,577	9.74	$41.41

The aggregate intrinsic value of options outstanding, options vested or expected to vest, and options exercisable as of February 2, 2013 was $18.9 million, $18.9 million, and $18.6 million, respectively. Stock options exercisable as of February 2, 2013 had a weighted-average remaining contractual life of 9.74 years.

As of February 2, 2013, the total unrecognized compensation expense related to unvested options was $0.5 million, which is expected to be recognized on a straight-line basis over a weighted-average period of 3.80 years. No stock-based compensation cost has been capitalized in the accompanying consolidated financial statements.